CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (51,725)	$ (213,570)	$ (1,047,109)	$ (57,111)	$ 41,029
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Income from discontinued operations					(147,752)
Net loss on sales and exchange of oil and gas properties	907	111,830	112,085		(5,844)
Deferred income taxes	4,519	(114,785)	(155,249)	(24,677)	(56,291)
Leasehold impairments, dry hole costs and other exploration costs	7,753	65,269	70,694	19,003	32,984
Impairment of oil and gas properties	24,460	2,387	801,347	60,268	652
Depreciation, depletion and amortization	74,865	182,462	321,323	378,275	337,134
(Gain) loss on derivative financial instruments	(674)	(627)	(2,676)	(8,175)	8,388
Cash settlements of derivative financial instruments	2,120		1,230	9,145	2,293
Net (gain) loss on extinguishment of debt	(89,576)	(4,532)	(78,741)		17,854
Amortization of debt discount, premium and issuance costs	2,533	2,564	5,144	4,097	6,074
Stock-based compensation	2,493	3,982	8,149	10,697	12,785
Excess income taxes from stock-based compensation		1,903	2,044	1,055	2,016
Decrease (increase) in accounts receivable	331	17,125	30,248	2,221	(12,674)
Decrease (increase) in other current assets	(346)	7,600	8,112	(7,366)	3,459
Increase (decrease) in accounts payable and accrued liabilities	(8,864)	(37,370)	(46,515)	13,552	26,887
Net cash provided by (used for) operating activities	(31,204)	24,238	30,086	400,984	268,994
Net cash used for discontinued operations					(7,715)
Net cash provided by operating activities			30,086	400,984	261,279
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(33,654)	(197,263)	(264,210)	(634,787)	(422,244)
Proceeds from asset sales	2,067		102,485		174
Proceeds from sales of marketable securities					13,392
Net cash used for continuing operations	(31,587)	(197,263)	(161,725)	(634,787)	(408,678)
Cash flow from investing activities of discontinued operations:
Capital expenditures					(101,037)
Proceeds from sale of oil and gas properties					823,072
Net cash provided by discontinued operations					722,035
Net cash provided by (used for) investing activities			(161,725)	(634,787)	313,357
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings		740,000	790,000	370,750	305,000
Payments to retire debt	(3,397)	(420,288)	(507,655)	(100,000)	(835,000)
Costs related to extinguishment of debt					(12,471)
Debt and equity issuance costs	(93)	(16,115)
Debt issuance costs			(16,201)	(2,524)	(2,744)
Tax withholding related to stock grants	(313)	(526)	(526)	(2,349)	(1,680)
Repurchases of common stock			0	(8,086)	(9,232)
Excess income taxes from stock-based compensation		(1,903)	(2,044)	(1,055)	(2,016)
Dividends paid				(23,829)	(17,997)
Net cash provided by (used for) financing activities	(3,803)	301,168
Net cash provided by (used for) financing activities			263,574	232,907	(576,140)
Net increase (decrease) in cash and cash equivalents	(66,594)	128,143	131,935	(896)	(1,504)
Cash and cash equivalents, beginning of period	134,006	2,071	2,071	2,967	4,471
Cash and cash equivalents, end of period	$ 67,412	$ 130,214	$ 134,006	$ 2,071	$ 2,967